TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
TRADE AND OTHER PAYABLES.
Trade creditors	$ 7,754	$ 5,976
Accrued expenses	11,388	11,784
Accrued compensation	32,057	29,678
Cash flow hedges	992	316
Warrant liability	6,464	5,837
Others	1,158	1,272
Trade and other payables	$ 59,813	$ 54,863